Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended			9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014 Maximum [Member]	Sep. 30, 2014 Senior Secured Revolving Credit Facility [Member]	Sep. 30, 2014 Forecast [Member] February 1, 2014 Through January 31, 2015 [Member] gal	Sep. 30, 2014 Forecast [Member] January 1, 2015 Through December 31, 2015 [Member] gal	Sep. 30, 2014 Senior Notes [Member] Level 2 [Member]	Dec. 31, 2013 Senior Notes [Member] Level 2 [Member]	Sep. 30, 2014 Senior Secured Term Loan Facility [Member] Level 2 [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility [Member] Level 2 [Member]	Sep. 30, 2014 Economic Development Loan [Member]	Dec. 31, 2013 Economic Development Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired					205,800	205,860
Unrealized losses on contracts	$ 0.1	$ 0.1
Maturity period of cash equivalents			90 days
Long-term debt fair value				20.0			390.0	406.0	289.4	291.0	0.3	0.4
Estimated fair values of fuel contracts			$ 0.1